SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS

Issuance of ordinary shares

In January 2014, the Company issued 5,290,966 ADSs in a public offering, representing 26,454,830 of the Company’s ordinary shares. Total proceeds from this equity offering were approximately US$17.1 million.